Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS II
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
(the “Funds”)
Supplement dated November 19, 2021 to the
Summary Prospectuses and Prospectus of the Funds, each dated April 30, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectus, as applicable:
Changes in the Funds’ Investment Strategies
The sixth paragraph in the sections of the Summary Prospectuses and Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — Principal Investment Strategies — The Funds,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivatives through its investment in MAI. Such derivatives may include the use of options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

BlackRock Retirement Income 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Retirement Income 2030 Fund
(the “Funds”)
Supplement dated November 19, 2021 to the
Summary Prospectuses and Prospectus of the Funds, each dated April 30, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectus, as applicable:
Changes in the Funds’ Investment Strategies
The sixth paragraph in the sections of the Summary Prospectuses and Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — Principal Investment Strategies — The Funds,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivatives through its investment in MAI. Such derivatives may include the use of options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.

BlackRock Retirement Income 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Retirement Income 2040 Fund
(the “Funds”)
Supplement dated November 19, 2021 to the
Summary Prospectuses and Prospectus of the Funds, each dated April 30, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectus, as applicable:
Changes in the Funds’ Investment Strategies
The sixth paragraph in the sections of the Summary Prospectuses and Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — Principal Investment Strategies — The Funds,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivatives through its investment in MAI. Such derivatives may include the use of options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.